File No. 33-44254

811-06490

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 101  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 101  [X]

(Check appropriate box or boxes.)

Dreyfus Premier Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to the series listed below and does not affect the Registration Statement of Dreyfus Global Real Estate Securities Fund, Dreyfus Global Infrastructure Fund or Dreyfus Diversified International Fund:

DREYFUS LARGE CAP EQUITY FUND

DREYFUS LARGE CAP GROWTH FUND.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 11th day of April 2017.

Dreyfus Premier Investment Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	04/11/2017

Bradley J. Skapyak

/s/ James Windels*	Treasurer (Principal Financial	04/11/2017
James Windels	and Accounting Officer)
/s/ Joseph S. DiMartino*	Chairman of the Board	04/11/2017

Joseph S. DiMartino

/s/ Peggy C. Davis*	Board Member	04/11/2017

Peggy C. Davis

/s/ David P. Feldman*	Board Member	04/11/2017

David P. Feldman

/s/ Joan L. Gulley*	Board Member	04/11/2017
Joan L. Gulley
/s/ Ehud Houminer*	Board Member	04/11/2017

Ehud Houminer

/s/ Lynn Martin*	Board Member	04/11/2017

Lynn Martin

/s/ Robin A. Melvin*	Board Member	04/11/2017

Robin A. Melvin

/s/ Martin Peretz*	Board Member	04/11/2017

Martin Peretz
*BY:	/s/ Janette Farragher
Janette Farragher Attorney-in-Fact

INDEX OF EXHIBITS

Exhibits

EX-101.INS – Instance Document.

EX-101.SCH – Taxonomy.

EX-101.CAL – Calculation Linkbase.

EX-101.DEF – Definition Linkbase.

EX-101.LAB – Labels Linkbase.

EX-101.PRE – Presentation Linkbase.